Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2019
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	7 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	56 years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	6 years
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	9 years
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	5 years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	7 years
Furniture and fixtures [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	1 year
Furniture and fixtures [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	9 years
Leasehold improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	The shorter of lease terms or useful lives